LAZARD RETIREMENT SERIES, INC.

Lazard Retirement US Equity Concentrated Portfolio

Lazard Retirement US Strategic Equity Portfolio

Lazard Retirement International Equity Concentrated Portfolio

Lazard Retirement International Strategic Equity Portfolio

Lazard Retirement Global Strategic Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

Lazard Retirement Developing Markets Equity Portfolio

Lazard Retirement Emerging Markets Equity Blend Portfolio

Lazard Retirement Global Listed Infrastructure Portfolio

Supplement to Current Prospectus

Lazard Retirement US Strategic Equity Portfolio

The following replaces the table in “Summary Section—Lazard Retirement US Strategic Equity Portfolio—Fees and Expenses” in the Prospectus:

	Service Shares	Investor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	.65%	.65%
Distribution and Service (12b-1) Fees	.25%	None
Other Expenses	1.19%	1.19%	**
Total Annual Portfolio Operating Expenses	2.09%	1.84%
Fee Waiver and Expense Reimbursement***	1.09%	1.09%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	1.00%	.75%
*	Restated to reflect current management fee
**	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Service Shares from the last fiscal year.
***	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2019, to the extent Total Annual Portfolio Operating Expenses exceed 1.00% and .75% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors (the “Board”), and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces the table in “Summary Section—Lazard Retirement US Strategic Equity Portfolio—Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$102	$549	$1,023	$2,334
Investor Shares	$77	$472	$894	$2,069

Lazard Retirement International Equity Concentrated Portfolio

The following replaces the table in “Summary Section—Lazard International Equity Concentrated Portfolio—Fees and Expenses” in the Prospectus:

	Service Shares	Investor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	.80%	.80%
Distribution and Service (12b-1) Fees	.25%	None
Other Expenses**	.15%	.15%
Total Annual Portfolio Operating Expenses	1.20%	.95%
*	Restated to reflect current management fee
**	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following replaces the table in “Summary Section—Lazard Retirement International Equity Concentrated Portfolio—Example” in the Prospectus:

	1 Year	3 Years
Service Shares	$122	$381
Investor Shares	$97	$303
2

Lazard Retirement Global Strategic Equity Portfolio

The following replaces the table in “Summary Section—Lazard Retirement Global Strategic Equity Portfolio—Fees and Expenses” in the Prospectus:

	Service Shares	Investor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	.75%	.75%
Distribution and Service (12b-1) Fees	.25%	None
Other Expenses**	.16%	.16%
Total Annual Portfolio Operating Expenses	1.16%	.91%
*	Restated to reflect current management fee
**	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following replaces the table in “Summary Section—Lazard Retirement Global Strategic Equity Portfolio—Example” in the Prospectus:

	1 Year	3 Years
Service Shares	$118	$368
Investor Shares	$93	$290
3

The following replaces any contrary information in the first table in “Fund Management—Investment Manager” in the Prospectus:

Name of Portfolio	Investment Management Fee Payable
Retirement US Strategic Equity Portfolio	.65%
Retirement International Equity Concentrated Portfolio	.80%
Retirement Global Strategic Equity Portfolio	.75%

The following replaces any contrary information in the second table in “Fund Management—Investment Manager” in the Prospectus:

Name of Portfolio	Service Shares	Investor Shares
Retirement US Equity Concentrated Portfolio	1.15%	.90%
Retirement Global Listed Infrastructure Portfolio	1.45%	1.20%
Retirement International Equity Concentrated Portfolio	1.20%	.95%
Retirement International Strategic Equity Portfolio	1.30%	1.05%
Retirement Global Strategic Equity Portfolio	1.25%	1.00%
Retirement Emerging Markets Equity Portfolio	1.50%	1.20%
Retirement Developing Markets Equity Portfolio	1.50%	1.25%
Retirement Emerging Markets Equity Blend Portfolio	1.50%	1.25%
4

The following replaces the table in “Lazard Retirement Series Other Performance of the Investment Manager—Global Listed Infrastructure Composite Performance of Other Accounts” in the Prospectus:

GLOBAL LISTED INFRASTRUCTURE COMPOSITE PERFORMANCE OF OTHER ACCOUNTS

Average Annual Total Returns (for the periods ended December 31, 2017)	Inception Date		One Year	Three Years	Five Years	Ten Years
Global Listed Infrastructure Composite	9/1/06	***	21.1%	13.2%	16.9%	8.8%
MSCI World Core Infrastructure Index (Hedged)*	N/A		15.0%	6.8%	12.2%	6.3%
Custom Infrastructure Index (Hedged)**	N/A		14.0%	8.2%	12.9%	4.6%
MSCI World Index***	N/A		18.5%	9.7%	13.3%	5.6%
Annual Total Returns for the Year Ended December 31,	2008	2009	2010	2011	2012	2013	2014	2015	2016	2017
Global Listed Infrastructure Composite	-31.5%	21.4%	9.8%	-1.7%	17.8%	27.5%	18.3%	9.5%	9.2%	21.1%
MSCI World Core Infrastructure Index (Hedged)*	-27.6%	14.5%	6.6%	5.6%	10.8%	19.3%	22.1%	-5.6%	12.3%	15.0%
Custom Infrastructure Index (Hedged)**	-34.7%	13.4%	4.1%	-0.7%	12.4%	19.9%	20.5%	-0.6%	11.8%	14.0%
MSCI World® Index**	-38.7%	25.7%	10.0%	-5.5%	15.7%	28.9%	9.8%	2.1%	9.0%	18.5%
*	The MSCI World Core Infrastructure Index (Hedged) is designed to represent the performance of listed companies within 23 developed market countries that are engaged in core industrial infrastructure activities.
**	The Custom Infrastructure Index (Hedged) is an index created by the Portfolio’s Investment Manager, which is the performance of the UBS Global 50/50 Infrastructure & Utilities® Index (Hedged) for all periods through March 31, 2015, when the index ceased to be published, and the FTSE Developed Core Infrastructure 50/50® Index (Hedged) for all periods thereafter. The UBS Global 50/50 Infrastructure & Utilities Index (Hedged) tracks a 50% exposure to the global developed-market utilities sector and a 50% exposure to the global developed-market infrastructure sector. The FTSE Developed Core Infrastructure 50/50 Index (Hedged) tracks a 50% exposure to the global developed market utilities sector and a 50% exposure to the global developed market Infrastructure sector.
***	The MSCI World Index is a market capitalization-weighted index of companies representative of the market structure of 23 developed market countries in North America, Europe and the Asia/Pacific region.
****	Inception date of the oldest Other Account in the Global Listed Infrastructure Composite

The year-to-date total return of the Global Listed Infrastructure Composite as of March 31, 2018 was -5.91%.

Dated: July 12, 2018

5